Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2026
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
7.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,	As of June 30,
	2025	2026
		(unaudited)
Accrued payroll and welfare	$—	$207
Other current liabilities	—	500
Total	$—	$707